Shareholder Fees - Natixis Sustainable Future 2015 Fund	Jun. 01, 2021
Class N
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none
Class Y
Shareholder Fees:
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage)	none
Redemption Fee (as a percentage of Amount Redeemed)	none